Consolidated Financial Position (Parentheticals) - shares	Mar. 31, 2025	Mar. 31, 2024
Class A Ordinary Shares
Class B ordinary shares, shares issued	11,000,000	9,501,000
Class B ordinary shares, shares outstanding	11,000,000	9,501,000
Class B Ordinary Shares
Class B ordinary shares, shares issued	499,000	499,000
Class B ordinary shares, shares outstanding	499,000	499,000